CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Selling and marketing services provided by related parties			¥ 901	¥ 42,770	¥ 37,769
Origination and servicing services provided by related parties			358	15,120	39,000
General and administrative services provided by related parties			290,630	353,151	508,162
Earnings (loss) in equity method investments, tax	¥ 0	¥ 0	¥ 10,669	¥ 3,425	¥ 0